Operating expenses, Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating expense [Abstract]
Prepaid voyage expenses	$ 5,678	$ 2,959
Prepaid vessel operating expenses	2,216	1,828
Other	2,655	1,375
Total prepaid expenses	$ 10,550	$ 6,162